Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

January 26, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Scharf Fund (S000035415)
Scharf Balanced Opportunity Fund (S000039497)
Scharf Global Opportunity Fund (S000046127)
Scharf Alpha Opportunity Fund (S000052315)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Scharf Fund, Scharf Balanced Opportunity Fund, Scharf Global Opportunity Fund and Scharf Alpha Opportunity Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 21, 2016, and filed electronically as Post-Effective Amendment No. 687 to the Trust’s Registration Statement on Form N-1A on January 21, 2016.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust